Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,386)	$ (876)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	4	0
Share-based compensation expense	117	148
Changes in operating assets and liabilities:
Change in other receivables	1	(3)
Change in prepaid expenses	(35)	(24)
Change in trade payables	810	63
Change in related party payables	0	30
Change in accrued liabilities	(929)	176
Change in deferred revenue	0	(450)
Net cash used in operating activities	(2,418)	(936)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(64)	0
Product enhancement – intangible asset	(248)	0
Net cash used in investing activities	(312)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	945	1,225
Net cash provided by financing activities	945	1,225
(DECREASE) INCREASE IN CASH	(1,785)	289
BALANCE OF CASH AT THE BEGINNING OF PERIOD	2,143	58
BALANCE OF CASH AT THE END OF PERIOD	358	347
Supplemental cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0